Document and Entity Information	Dec. 10, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001618732
Document Type	8-K
Document Period End Date	Dec. 10, 2024
Entity Registrant Name	NUTANIX, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-37883
Entity Tax Identification Number	27-0989767
Entity Address, Address Line One	1740 Technology Drive
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95110
City Area Code	(408)
Local Phone Number	216-8360
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.000025 par value per share
Trading Symbol	NTNX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false